Subsequent Events (Details) $ / shares in Units, $ in Millions									12 Months Ended
	Nov. 27, 2022	Mar. 05, 2022	Feb. 23, 2022	Feb. 14, 2022	Feb. 11, 2022 item	Feb. 10, 2022 USD ($) $ / shares shares	Nov. 10, 2021 shares	Sep. 07, 2021 $ / shares	Dec. 31, 2021 shares
Tordis Knutsen [Member]
Subsequent Events
Planned special survey drydocking period	5 years
Extension period for new time charter contract									1 month
Vigdis Knutsen [Member]
Subsequent Events
Fixed term of contract									3 years
Common Units [Member]
Subsequent Events
Number of units converted | shares									215,292
Common Units [Member] | Minimum
Subsequent Events
Cash distributions paid in the period per unit | $ / shares								$ 0.52
Class B Units
Subsequent Events
Number of units converted | shares							84,135
Units conversion ratio							1
Subsequent Event [Member] | Tordis Knutsen [Member]
Subsequent Events
Fixed period for new time charter contract			5 months
Extension period for new time charter contract			1 month
Subsequent Event [Member] | Vigdis Knutsen [Member]
Subsequent Events
Planned special survey drydocking period		5 years
Subsequent Event [Member] | Anna Knutsen [Member]
Subsequent Events
Planned special survey drydocking period				5 years
Option to extend term					one-year
Subsequent Event [Member] | Anna Knutsen [Member] | Minimum
Subsequent Events
Fixed term of contract					1 year
Number of options to extend one year periods | item					4
Option to extend term					one-year
Subsequent Event [Member] | Anna Knutsen [Member] | Maximum
Subsequent Events
Fixed term of contract					2 years
Number of options to extend one year periods | item					3
Option to extend term					one-year
Subsequent Event [Member] | Series A Preferred Unit
Subsequent Events
Cash distributions | $						$ 1.7
Subsequent Event [Member] | Common Units [Member]
Subsequent Events
Cash distributions paid in the period per unit | $ / shares						$ 0.52
Units conversion ratio						1
Subsequent Event [Member] | Class B Units
Subsequent Events
Cash distributions paid in the period per unit | $ / shares						$ 0.52
Number of units converted | shares						84,135